                            Leader Mutual Funds Logo

                          LEADER Growth & Income Fund

                              LEADER Balanced Fund

                          LEADER Tax-Exempt Bond Fund

                    LEADER Intermediate Government Bond Fund

                          LEADER Short Term Bond Fund

                      LEADER Tax-Exempt Money Market Fund

                            LEADER Money Market Fund

                       LEADER Treasury Money Market Fund

                                Investor Shares
                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2001,
                           AS REVISED AUGUST 22, 2001

                                ---------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  LEADER Growth & Income Fund
important section, which                          4  LEADER Balanced Fund
summarizes each Fund's                            7  LEADER Tax-Exempt Bond Fund
objectives, strategies,                           9  LEADER Intermediate Government Bond Fund
investments, risks, past                         13  LEADER Short Term Bond Fund
performance, and fees.                           15  LEADER Tax-Exempt Money Market Fund
                                                 17  LEADER Money Market Fund
                                                 19  LEADER Treasury Money Market Fund
                                                 21  Fees and Expenses
                                                 23  Investing for Defensive Purposes
                                                 23  Additional Information Regarding Fund Investments
                                                     and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                          25  Investment Adviser
details on the people and                        25  Portfolio Managers
organizations who oversee                        26  Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                          27  Pricing of Fund Shares
obtain details on how shares                     28  Purchasing and Selling Your Shares
are valued, how to purchase,                     32  General Policies on Selling Shares
sell and exchange shares,                        34  Distribution Arrangements
related charges and payments                     36  Exchanging Your Shares
of dividends.                                    37  Dividends and Distributions
                                                 38  Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                          39  Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]
                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


    INVESTMENT OBJECTIVES             Long-term growth of capital, current income and growth of
                                      income.

    PRINCIPAL                         The LEADER Growth & Income Fund (formerly the "Magna Growth
    INVESTMENT STRATEGIES             & Income Fund") invests primarily in common stocks that
                                      Union Planters Investment Advisors, Inc. ("the Adviser")
                                      believes have potential primarily for capital growth and
                                      secondarily for income. The Fund intends to hold a
                                      combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term
                                      earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of
                                      the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S.
                                      securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts
                                      ("ADRs"). The Fund expects to earn current income mainly
                                      from dividends paid on common and preferred stocks and from interest on convertible bonds.
                                      The Adviser utilizes both "top-down" and "bottom-up"
                                      approaches in constructing the Fund's portfolio. This means the Adviser looks at the condition of the overall economy
                                      and industry segments in addition to data on individual
                                      companies. The Adviser selects stocks with the intent of
                                      realizing long-term capital appreciation, not for quick
                                      turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual
                                      stocks over time.

    PRINCIPAL                         Two principal risks of investing in stocks are market risk
    INVESTMENT RISKS                  and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the
                                      performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the
                                      Adviser for the Fund may underperform the market or those
                                      stocks selected by other funds with similar objectives.
                                      The Fund will invest principally in common stocks, which
                                      have historically presented greater potential for capital
                                      appreciation than fixed income securities, but do not
                                      provide the same protection of capital or assurance of
                                      income and therefore may involve greater risk of loss. The
                                      Fund may invest a significant portion of its assets in
                                      "growth securities" and/or "value securities." Growth
                                      securities typically trade at higher multiples of current
                                      earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.
                                      Value securities bear the risk that the companies may not
                                      overcome the adverse business or other developments that
                                      caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the
                                      value the Adviser anticipates.

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND



                                      The Fund's investments in foreign issuers (which will be
                                      primarily through ADRs) carry potential risks that are in
                                      addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency
                                      exchange rate fluctuations, (2) political and financial
                                      instability, (3) less liquidity and greater volatility of
                                      foreign investments, (4) the lack of uniform accounting,
                                      auditing and financial reporting standards, and (5) less
                                      government regulation and supervision of foreign stock
                                      exchanges, brokers and listed companies.
                                      Investing in the Fund involves risks common to any
                                      investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the
                                      Fund will meet its goals. When you sell your shares in the
                                      Fund, they may be worth more or less than you paid for them.
                                      It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and
                                      related risks can be found in the Statement of Additional
                                      Information.

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and the period of time since inception compare with those of a broad-based securities index and two indexes of funds that the Adviser believes have similar investment objectives. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Growth & Income Index and the Lipper Large Cap Core Index shows how the Fund's average annual total returns compare with the returns of two indexes of funds that the Adviser believes have similar investment objectives.

   Past performance does not indicate how the Fund will perform in the future.

[GRAPH]                                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31

                                                                                   %
                                                                                 -----
1995                                                                             31.30
1996                                                                             21.88
1997                                                                             28.97
1998                                                                             30.45
1999                                                                             18.18

                                    For the period January 1, 2000 through
                                    September 30, 2000, the Fund's total return
                                    was -1.27%.
                                                 Best
                                                 quarter:   Q4  1998  16.30%
                                                 Worst
                                                 quarter:  Q3  1998  -5.24%

                                   AVERAGE ANNUAL TOTAL RETURNS

                                   (for the periods ending
                                   December 31, 1999)

                                    PAST    FIVE          SINCE FUND
                                    YEAR    YEAR      INCEPTION (9/1/94)
 LEADER GROWTH & INCOME FUND(3)     11.32%  24.25%          21.63%
 S&P 500(R) INDEX                   21.04%  28.55%          25.97%
 LIPPER GROWTH & INCOME INDEX       11.86%  20.60%          18.29%
 LIPPER LARGE CAP CORE INDEX        19.35%  25.32%          22.83%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Investor Shares of the LEADER Growth & Income Fund commenced operations on September 1, 2000. The returns in both the chart and the table are for the Institutional Shares of the LEADER Growth & Income Fund, which are offered through a separate prospectus and which would have substantially similar returns compared to the Investor Shares because the Institutional Shares are invested in the same portfolio of securities. Annual returns would have differed only to the extent that the Investor Shares and the Institutional Shares bear different expenses.

(3) Reflects payment of maximum 5.50% sales charge.

 [GRAPHIC]
                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


    INVESTMENT OBJECTIVES             To maximize total return through a combination of growth of capital and current income consistent with preservation of capital.

    PRINCIPAL INVESTMENT              The LEADER Balanced Fund invests in a combination of equity securities (such
    STRATEGIES                        as stocks), fixed income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed income securities and money market securities primarily for income and relative stability.
                                      Under normal market conditions, the Fund invests at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease the Fund's allocation to equity securities, fixed income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the
                                      Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed income securities and money market instruments.
                                      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches.
                                      This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.
                                      The Fund's investment in fixed income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's
                                      Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard &
                                      Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the
                                      Adviser to be of comparable quality. The Fund may also invest up to 10% of its total assets in securities rated below investment grade.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                      The Fund's investments in U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.
                                      The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-in-kind bonds.
                                      Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Advisers assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL INVESTMENT RISKS        Two principal risks of investing in the Fund are market risk and selection risk. Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Adviser for the Fund may underperform the market or those securities selected by other funds with similar objectives.
                                      The equity component of the Fund will invest principally in common stocks, which have historically presented greater potential for capital appreciation than fixed income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.
                                      The fixed income component of the Fund seeks to provide income and a level of protection of capital but offers less potential for capital appreciation than equity securities. In addition, the fixed income component of the
                                      Fund's portfolio will be subject to the following additional risks:

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND



                                      Interest Rate Risk:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      Credit Risk:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. This risk will be more pronounced to the extent the Fund invest in securities rated below investment grade, or "junk bonds".

                                      Income Risk:  It is possible that the income derived from the Fund's fixed income component will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term bonds and higher for short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                      Prepayment Risk:  Certain investments of the Fund may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

 [GRAPHIC]
                                                        LEADER TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES               BOND FUND


    INVESTMENT OBJECTIVES             Current income that is exempt from federal income tax consistent with preservation of capital.

    PRINCIPAL INVESTMENT              The LEADER Tax-Exempt Bond Fund (formerly the "Magna Tax-Exempt Bond Fund")
    STRATEGIES                        normally invests at least 80% of its total assets in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes.
                                      Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund will invest at least 65% of its total assets in
                                      "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax).
                                      The Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years.
                                      The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA,
                                      AA, A or BBB by Standard & Poor's) or unrated securities deemed by the
                                      Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by
                                      Moody's or BBB by Standard & Poor's).
                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.
                                      Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in high quality fixed income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. Two principal risks of fixed income (bond)

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. The Fund will also be subject to the following additional investment risks:

                                      Interest Rate Risk:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      Credit Risk:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.

                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term bonds and higher for short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.

                                      Prepayment Risk:  Certain of the Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

 [GRAPHIC]
                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND


    INVESTMENT OBJECTIVES             Current income consistent with preservation of capital.

    PRINCIPAL INVESTMENT              The LEADER Intermediate Government Bond Fund (formerly the "Magna
    STRATEGIES                        Intermediate Government Bond Fund") invests primarily in U.S. Government securities (those that are issued or guaranteed as to principal and/or interest payments by the U.S. Government or its agencies or instrumentalities) and high grade bonds and notes of non-governmental issuers. Under normal market conditions, at least 65% of the Fund's total assets will be invested in U.S. Government securities. The Fund will invest at least 65% of its total assets in "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.
                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.
                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.
                                      The Fund will invest primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or
                                      AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the
                                      Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB).
                                      The Fund may also invest in corporate debt obligations, mortgage-backed securities, collateralized mortgage obligations and repurchase agreements.
                                      While short-term interest rate bets are avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed income market sectors.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND


                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.
                                      Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in fixed income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed income
                                      (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to market risk and selection risk, the Fund will also be subject to the following additional investment risks:

                                      Interest Rate Risk:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      Credit Risk:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments, including U.S. Government securities, have exposure to some degree of credit risk. U.S. Government securities may be subject to different types and amounts of credit support, as certain U.S.
                                      Government securities are not backed by the full faith and credit of the
                                      U.S. Government. Corporate bonds and notes, which may constitute up to 35%
                                      of the Fund's total assets, generally involve more credit risk than U.S.
                                      Government securities. Mortgage-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND


                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term bonds and higher for portfolios holding short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment.
                                      Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index. The information provided regarding the Lipper Intermediate Government Bond Index shows how the Fund's average total returns compare with the returns of an index of funds with similar investment objectives.

Past performance does not indicate how the Fund will perform in the future.

[GRAPH]                                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31

                                                                                   %
                                                                                 -----
1995                                                                             14.95
1996                                                                              3.43
1997                                                                              7.86
1998                                                                              8.19
1999                                                                             -4.14

                                    For the period January 1, 2000 through
                                    September 30, 2000, the Fund's total return was 6.52%.

                                                 Best
                                                 quarter:   Q2  1995   5.19%
                                                 Worst
                                                 quarter:  Q2  1999  -2.12%

                                AVERAGE ANNUAL TOTAL RETURNS
                                (for the periods ending
                                December 31, 1999)

                                      PAST       FIVE           SINCE FUND
                                      YEAR       YEAR       INCEPTION (9/1/94)
 LEADER INTERMEDIATE GOVERNMENT
 BOND FUND(3)                        -8.98%      4.54%             3.78%
 LIPPER INTERMEDIATE GOVERNMENT
 BOND INDEX                          -1.39%      6.63%             5.93%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Investor Shares of the LEADER Growth & Income Fund commenced operations on September 1, 2000. The returns in both the chart and the table are for the Institutional Shares of the LEADER Growth & Income Fund, which are offered through a separate prospectus and which would have substantially similar returns compared to the Investor Shares because the Institutional Shares are invested in the same portfolio of securities. Annual returns would have differed only to the extent that the Investor Shares and the Institutional Shares bear different expenses.

(3) Reflects payment of maximum applicable 4.75% sales charge.

 [GRAPHIC]
                                                             LEADER SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                   TERM BOND FUND


    INVESTMENT OBJECTIVES             To provide a high level of current income consistent with preservation of capital.

    PRINCIPAL INVESTMENT              The LEADER Short Term Bond Fund invests primarily in investment-grade bonds
    STRATEGIES                        (for example, those rated at least Baa by Moody's or BBB by Standard &
                                      Poor's, or determined to be of comparable quality by the Adviser). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.
                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.
                                      In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the
                                      Fund's net assets.
                                      While maturity and credit quality are the most important investment factors, other factors considered by the Adviser when making investment decisions include:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.
                                      Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL                         The Fund invests primarily in short-term investment grade fixed-income
    INVESTMENT RISKS                  securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed-income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed-income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to market risk and selection risk, the Fund will be subject to the following additional investment risks:

                                      Interest Rate Risk:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's investments (and its share price) will generally increase in value.
                                      In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                                             LEADER SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                   TERM BOND FUND


                                      Credit Risk:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. This risk will be more pronounced to the extent the Fund invests in securities rated below investment grade, or
                                      "junk bonds". Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage- and asset-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                      Foreign Investments:  The Fund may invest in U.S. dollar-denominated bonds issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

 [GRAPHIC]
                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    STRATEGIES                        short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its total assets in short-term tax-exempt instruments.
                                      Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.
                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.
                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL INVESTMENT RISKS        The Fund will invest primarily in high quality fixed income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following additional risks:

                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's fixed income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its share price) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. The Fund's use of repurchase agreements also involves credit risk, primarily the risk of loss if the seller defaults.

                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

 [GRAPHIC]
                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income consistent with preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The LEADER Money Market Fund (formerly the "Magna Money Market Fund")
    STRATEGIES                        invests in a variety of high-quality money market instruments, including
                                      U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.
                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL                         The Fund will invest primarily in high quality fixed income securities,
    INVESTMENT RISKS                  which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate the following risks:

                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's fixed income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its share price) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

 [GRAPHIC]
                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


    INVESTMENT OBJECTIVES        High level of current income consistent with stability of principal and liquidity.

    PRINCIPAL INVESTMENT         The LEADER Treasury Money Market Fund invests primarily in high- quality,
    STRATEGIES                   short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government. Under normal market conditions, the Fund will invest substantially all of its total assets in money market securities issued by the U.S. Treasury and certain
                                 U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. All Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.
                                 While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL INVESTMENT         The Fund will invest primarily in high quality fixed income securities,
    RISKS                        which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's issuer selection, credit quality and maturity limitations will reduce, but not altogether eliminate, the following risks:

                                 Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's fixed income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its share price) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

                                 Credit Risk:  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. Although
                                 U.S. Treasury obligations have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                 Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                 term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                 Investing in the Fund involves risks common to any investment in securities.
                                 By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.

                                                          LEADER TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                 A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES
   The following table describes the Fees and Expenses that you may pay if you buy and hold Investor Shares of the Funds:

                                                                                                     LEADER               LEADER
                                     LEADER                               LEADER                   TAX-EXEMPT   LEADER   TREASURY
           SHAREHOLDER FEES         GROWTH &    LEADER      LEADER     INTERMEDIATE     LEADER       MONEY      MONEY     MONEY
       (FEES PAID DIRECTLY FROM      INCOME    BALANCED   TAX-EXEMPT    GOVERNMENT    SHORT TERM     MARKET     MARKET    MARKET
           YOUR INVESTMENT)           FUND       FUND     BOND FUND     BOND FUND     BOND FUND       FUND       FUND      FUND

    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)     5.50%      5.50%       4.75%         4.75%         4.75%        NONE       NONE       NONE
    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON REINVESTED DIVIDENDS   NONE       NONE        NONE          NONE          NONE         NONE       NONE       NONE
    MAXIMUM DEFERRED SALES LOAD     NONE(1)    NONE(1)    NONE(1)       NONE(1)       NONE(1)         NONE       NONE       NONE
    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM
    FUND ASSETS)
    MANAGEMENT FEES(2)                0.75%      0.80%       0.50%         0.50%         0.55%        0.40%      0.40%      0.40%
    DISTRIBUTION AND SERVICE
    (12b-1) FEES                      0.30%      0.30%       0.30%         0.30%         0.30%        0.50%      0.50%      0.50%
    OTHER EXPENSES                    0.27%      0.45%(3)    0.52%(3)      0.34%         0.74%(3)     0.50%(3)   0.37%      0.50%(3)
    TOTAL ANNUAL FUND OPERATING
    EXPENSES(4)                       1.32%      1.55%       1.32%         1.14%         1.59%        1.40%      1.27%     1.40%

   (1) On purchases over $1 million, the Fund may charge a 1% contingent deferred sales charge on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a larger sales charge.

   (2) As of the date of this Prospectus, the Adviser is voluntarily waiving the following portion of its management fee from each Fund: Growth & Income Fund - 0.10%; Balanced Fund - 0.20%; Tax-Exempt Bond Fund - 0.50%; Intermediate Government Bond Fund - 0.10%; Short Term Bond Fund - 0.45%; Tax-Exempt Money Market Fund - 0.30%; Money Market Fund - 0.15%; and Treasury Money Market Fund - 0.28%. These waivers may be eliminated at any time in the Adviser's sole discretion.

   (3) Other Expenses are estimated for the Fund's current fiscal year.

   (4) As a result of the Adviser's voluntary waiver of a portion of its management fee (see footnote 2 above), and fluctuations in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are estimated to be as follows: GROWTH & INCOME FUND - 1.29%; BALANCED FUND - 1.41%; TAX-EXEMPT BOND FUND - 1.04%; INTERMEDIATE GOVERNMENT BOND FUND - 1.12%; SHORT TERM BOND FUND - 1.26%; TAX-EXEMPT MONEY MARKET FUND - 1.13%; MONEY MARKET FUND - 1.04%; AND TREASURY MONEY MARKET FUND - 1.07%. THE ADVISER MAY ELIMINATE ITS VOLUNTARY FEE WAIVER AT ANY TIME.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   The Example at the right is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples below do not reflect any fee waivers that may be in effect for part or all of the relevant period.
                                              EXAMPLE

                                        1     3        5        10
                                     YEAR   YEARS    YEARS    YEARS
 LEADER GROWTH & INCOME FUND         $677   $  945   $1,234   $2,053
 LEADER BALANCED FUND                $699   $1,013
 LEADER TAX-EXEMPT BOND FUND         $603   $  873
 LEADER INTERMEDIATE GOVERNMENT
   BOND FUND                         $586   $  820   $1,073   $1,795
 LEADER SHORT TERM BOND FUND         $629   $  953
 LEADER TAX-EXEMPT MONEY MARKET
   FUND                              $143   $  443
 LEADER MONEY MARKET FUND            $129   $  403   $  697   $1,534
 LEADER TREASURY MONEY MARKET FUND   $143   $  443

   RISK/RETURN SUMMARY AND FUND EXPENSES


   INVESTING FOR DEFENSIVE PURPOSES

   During adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and collectively, the "Money Funds") may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Government Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.
   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental", the investment objectives and policies set forth in this Prospectus may be changed by the Adviser, subject to review and approval by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Government Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

     adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

     American Depositary Receipts ("ADR's") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

     asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

     collateralized mortgage obligations (CMO's) -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

     mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

     payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

   RISK/RETURN SUMMARY AND FUND EXPENSES


     private activity bonds -- includes bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

     repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

   A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

 [GRAPHIC]

   FUND MANAGEMENT

   INVESTMENT ADVISER

   Union Planters Investment Advisors, Inc. ("Union Planters" or the "Adviser"), One South Church Street, Suite 500, Belleville, Illinois 62220 serves as investment adviser to the LEADER Mutual Funds. Union Planters is a wholly-owned subsidiary of Union Planters Corporation, a multi-state national banking association headquartered in Memphis, Tennessee with total assets of approximately $34 billion. Union Planters assumed responsibility for managing the Funds from Union Planters Bank, also a wholly-owned subsidiary of Union Planters Corporation, in May 2001.

   For investment advisory services provided by Union Planters Bank, the Funds paid as follows during the fiscal year ended August 31, 2000:

                                                                AS A PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  AS OF 8/31/00*
                                                          ------------------------------
     LEADER Growth & Income Fund                                       0.50%
                                                          ------------------------------
     LEADER Tax-Exempt Bond Fund                                       0.30%
    -------------------------------------------------------------------------------------
     LEADER Intermediate Government Bond Fund                          0.40%
                                                          ------------------------------
     LEADER Money Market Fund                                          0.17%
                                                          ------------------------------

   * Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.50%, 0.40% and 0.50% (as a percentage of average daily net assets) for the Growth & Income Fund, Intermediate Government Bond Fund, Money Market Fund and Tax-Exempt Bond Fund, respectively.

   In addition, the Balanced Fund, Short Term Bond Fund, Tax-Exempt Money Market Fund and Treasury Money Market Fund will pay Union Planters up to 0.80%, 0.55%, 0.40% and 0.40% (as a percentage of average daily net assets), respectively, for investment advisory services rendered to such Funds.

   PORTFOLIO MANAGERS

   Union Planters has several portfolio managers committed to the day-to-day management of the Funds.

   Gary J. Guthrie is the portfolio manager for the LEADER Growth & Income Fund. Mr. Guthrie is a graduate of Southern Illinois University and is currently Senior Vice President of Union Planters.

   L. Clark Zedric is the portfolio manager for the LEADER Intermediate Government Bond Fund. He received his MBA from Illinois State University and is currently Vice President of Union Planters.

   Both Mr. Guthrie and Mr. Zedric have served as portfolio managers since these Funds' inception in 1994.

   Lucy Kasson is the portfolio manager for the LEADER Tax-Exempt Bond Fund and each of the Money Funds. A graduate of DePaul University, Ms. Kasson joined the Union Planters organization in 1999, where she is currently a Vice President and has served as the portfolio manager for each of these Funds since their inception. Ms. Kasson was employed by Nuveen Advisory Corporation from 1978 until 1999, where she served as a portfolio manager from 1995 to 1999.

   The LEADER Balanced Fund is managed by Mr. Guthrie, Ms. Kasson and Mr.
   Zedric.

 FUND MANAGEMENT


   The LEADER Short Term Bond Fund is managed by Mr. Zedric and James W. Duies. Mr. Duies joined the Union Planters organization in April 1999 as a Junior Portfolio Manager and became a portfolio manager in 2000. Prior to joining Union Planters, Mr. Duies was a Trust & Investment Assistant at SunTrust Investments. Mr. Duies graduated from Millikin University in 1995.

   The Statement of Additional Information ("SAI") has more detailed information about the Adviser and the Funds' other service providers.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

 [GRAPHIC]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   The net asset value, or
   NAV, is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   ---------------------------
AVOID 31% TAX WITHHOLDING
Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   LEADER MONEY FUNDS

   The NAV of each Money Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and Treasury Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

   LEADER GROWTH & INCOME FUND
   LEADER BALANCED FUND
   LEADER TAX-EXEMPT BOND FUND
   LEADER INTERMEDIATE GOVERNMENT BOND FUND
   LEADER SHORT TERM BOND FUND

   The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

   Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order is received and accepted by the Fund less any applicable sales charges (see "Distribution Arrangements/Sales Charges") on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the LEADER Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day.

   SHAREHOLDER INFORMATION




   The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

   PURCHASING AND SELLING
   YOUR SHARES

   You may purchase Investor
   Shares of the LEADER Mutual
   Funds through the Funds'
   Distributor or through
   certain banks, brokers and
   other investment
   representatives, which may
   charge additional fees and
   may require higher minimum
   investments or impose other
   limitations on buying and
   selling shares. If you
   purchase shares through an
   investment representative,
   that party is responsible
   for transmitting orders by
   close of business and may
   have an earlier cut-off
   time for purchase and sale
   requests. Consult your
   investment representative
   or institution for specific
   information.

                                                                                      MINIMUM       MINIMUM
                                                                                      INITIAL      SUBSEQUENT
                                                             ACCOUNT TYPE          INVESTMENT(1)   INVESTMENT
                                                     Regular                          $1,000          $100
                                                     (non-retirement)
                                                     --------------------------------------------------------
                                                     Retirement (IRA)                 $  500          $100
                                                     --------------------------------------------------------
                                                     Automatic Investment
                                                     Plan                             $   50          $ 50
                                                     --------------------------------------------------------

All purchases must be in U.S. dollars. Third-party checks are not accepted.

(1) A Fund may waive its minimum investment requirement at the Adviser's or Distributor's discretion. The Fund reserves the right to refuse any order to buy shares.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

            BY REGULAR MAIL:                              BY EXPRESS MAIL:
            LEADER Mutual Funds                           LEADER Mutual Funds
            P.O. Box 182754                               3435 Stelzer Road
            Columbus, OH 43218-2784                       Columbus, OH 43219
                                                          Attn: T.A. Operations

   For Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "LEADER Mutual Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail or deliver application and payment to the appropriate address above.

   For Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
      - Fund name
      - Amount invested
      - Account name and account number

   2. Make check, bank draft or money order payable to "LEADER Mutual Funds" and include your account number on the check.

   3. Mail or deliver investment slip and payment to the appropriate address above.

   BY WIRE TRANSFER

   Please call LEADER Mutual Funds at 1-800-219-4182 for instructions on opening an account or purchasing additional shares by wire transfer.

   Note: Your bank may charge a wire transfer fee.

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security, Supplement Security Income or other regular government checks. Automatic investments can be as little as $50.

   To invest regularly from your bank account:
     - Complete the Automatic Investment Plan portion on your Account
       Application.

         Make sure you note:
             - Your bank name, address and account number
             - The amount you wish to invest automatically (minimum $50)
             - How often you want to invest (every month, four times a year, twice a year or once a year)
     - Attach a voided personal check.

   To invest regularly from your paycheck or government check, call 1-800-219-4182 for an enrollment form.

   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in Investor Shares of another LEADER Mutual Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option upon notice. You can change or terminate your participation in the reinvestment option at any time.

   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. There are no sales charges for reinvested dividends or distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   on any day the Exchange is
   open for regular trading
   (except, in the case of
   the Money Funds only,
   Columbus Day and Veterans'
   Day). Your sales price
   will be the NAV next
   determined after your sell
   order is received by the
   Funds, the Transfer Agent,
   or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-800-219-4182 with instructions as to how you wish to receive your funds (mail or wire). (See "General Policies on Selling
      Shares -- Verifying Telephone Redemptions" below.)

   BY MAIL (See "General Policies on Selling Shares -- When Written Redemption Requests are Required" below.)

   1. Call 1-800-219-4182 to request redemption forms (if your account is an IRA or another form of retirement plan) or write a letter of instruction indicating:
     - your Fund and account number
     - amount you wish to redeem
     - address where your check should be sent
     - account owner(s) signature

   2. Mail to: LEADER Mutual Funds P.O. Box 182754 Columbus, OH 43218-2784

   BY OVERNIGHT SERVICE (See "General Policies on Selling Shares -- When Written Redemption Requests Are Required" below.) See instruction 1 above.

   2. Send to LEADER Mutual Funds c/o BISYS Fund Services, Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee of up to $15 per wire.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-219-4182 to request a wire transfer.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. To activate this feature:
     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-219-4182.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start automatic withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING -- MONEY FUNDS ONLY

   You may write checks in amounts of $250 or more on your account(s) in the Money Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $10,000 and you may not close your Money Fund account(s) by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

     - Redemptions over $100,000
     - Your account registration or the name(s) in your account has changed within the last 90 days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration

   Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you may redeem any portion at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Instructions for Selling Shares -- By mail" in this section.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS

   Investor Shares are sold through selected broker-dealers and other financial intermediaries acting on behalf of their individual or institutional customers.

   CALCULATION OF SALES CHARGES -- NON-MONEY FUNDS ONLY

   Investor Shares of all Funds are sold at their public offering price. In the case of the Growth & Income Fund, Balanced Fund, Intermediate Government Bond Fund, Short Term Bond Fund, Tax-Exempt Bond Fund, this price includes an initial sales charge. Therefore, part of the money you invest in these Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The applicable sales charge percentage decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates for the each of the Funds are as follows:

                                                                                       INTERMEDIATE GOVERNMENT BOND FUND,
                                                  GROWTH & INCOME FUND AND                  TAX-EXEMPT BOND FUND AND
                                                        BALANCED FUND                         SHORT TERM BOND FUND
                                           ---------------------------------------   ---------------------------------------
                                              SALES                                     SALES
                                              CHARGE        SALES       DEALERS'        CHARGE        SALES       DEALERS'
                                            AS A % OF      CHARGE     REALLOWANCE     AS A % OF      CHARGE     REALLOWANCE
                                           THE OFFERING   AS A % OF    AS A % OF     THE OFFERING   AS A % OF    AS A % OF
                                              PRICE        NAV PER    THE OFFERING      PRICE        NAV PER    THE OFFERING
               YOUR INVESTMENT              PER SHARE       SHARE        PRICE        PER SHARE       SHARE        PRICE
               ---------------             ------------   ---------   ------------   ------------   ---------   ------------
      Less than $50,000                        5.50%        5.82%         5.00%          4.75%        4.99%         4.25%
      ----------------------------------------------------------------------------------------------------------------------
      $50,000 but less than $100,000           4.50%        4.71%         4.00%          4.50%        4.71%         4.00%
      ----------------------------------------------------------------------------------------------------------------------
      $100,000 but less than $250,000          3.50%        3.63%         3.00%          3.50%        3.63%         3.00%
      ----------------------------------------------------------------------------------------------------------------------
      $250,000 but less than $500,000          2.50%        2.56%         2.00%          2.50%        2.56%         2.00%
      ----------------------------------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000        2.00%        2.04%         1.50%          2.00%        2.04%         1.50%
      ----------------------------------------------------------------------------------------------------------------------
      $1,000,000 and over*                     0.00%        0.00%         0.00%          0.00%        0.00%         0.00%
      ----------------------------------------------------------------------------------------------------------------------

   * A contingent deferred sales charge equal to 1% of the net asset value of the amount redeemed will be applied on all redemptions of shares by shareholders otherwise subject to a sales charge within two years of purchase.

   The Fund's Distributor reserves the right to pay the entire sales charge on purchases of Investor Shares to dealers. In addition, the Fund's Distributor may, from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's Distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Investor Shares or the amount that the Funds will receive from such sales.

   SALES CHARGE REDUCTIONS

   Reduced sales charges are available to shareholders of Investor Shares with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

       - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for reduced sales charge.

       - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
 34

   SHAREHOLDER INFORMATION


   - Combination Privilege. An investor may qualify for a lower sales charge by combining concurrent purchases of Investor Shares of one or more of the Funds sold with a sales charge. For example, if a shareholder concurrently purchases shares in one Fund sold with a sales charge at the total public offering price of $50,000 and Investor Shares in another Fund of the Trust at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above.

   SALES CHARGE WAIVERS

   The sales charge may be waived in connection with purchases of Investor Shares by or through certain qualified fiduciary accounts, employee benefit, retirement plan or other qualified accounts.

   In addition, there's no sales charge when you buy Investor Shares if:

     - You buy shares by reinvesting your dividends and capital gains distributions.

     - You're an officer or director of the Fund (or an immediate family member of any such individual).

     - You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Union Planters Corporation or the Fund's Distributor or any of their affiliates (or an immediate family member of any such individual).

     - You're a broker, dealer or agent who has a sales agreement with the Fund's Distributor (or an employee or immediate family member of any such individual).

     - You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.

     - You buy shares with proceeds of Institutional Shares of a Fund redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Union Planters Bank or its affiliates or correspondents within 60 days of receipt of such payment.

     - You buy shares through a payroll deduction program.

     - You're an employee of any sub-adviser to the Fund.

     - You're exchanging Institutional Shares of a Fund received from the distribution of assets held in a qualified trust, agency or custodian account with Union Planters Bank or any of its affiliates or correspondents.

     - You're another investment company distributed by the Fund's Distributor or its affiliates.

   If you think you qualify for any of these waivers, please call the Fund at 1-800-219-4182 before buying any shares.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   Each Fund has adopted a Rule 12b-1 Distribution and Service Plan (a "Plan") to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges. Each Plan provides for payments at annual rates (based on average net assets) of up to 0.30% for the non-Money Funds and 0.50% for the Money Funds. The Distributor may use up to 0.25% of each Fund's fees for shareholder servicing.

   Over time, shareholders may pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your Investor Shares in one Fund for Investor Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges. In addition, certain exchanges will be subject to sales loads on shares acquired through the exchange as follows:

   - If you paid a front-end sales charge ("load") when purchasing your Investor Shares, you generally will be permitted to exchange your shares for Investor Shares of another Fund offered by the Trust without paying an exchange fee or sales load on shares acquired though the exchange. If, however, you own Investor Shares of a Fund with a lower sales load, you may be charged an additional sales load on exchanges of those shares for Investor Shares of a Fund, with a higher sales load.

   - If you own Investor Shares of a no-load Fund (i.e., any Money Fund ), you generally will be permitted to exchange those shares for Investor Shares of another no-load Fund offered by the Trust without paying a sales load. If you own Investor Shares of another no-load Fund, you will be permitted to exchange those shares for Investor Shares of a load Fund, but you will be subject to the sales load applicable to the load Fund. If however, you acquired Investor Shares of a no-load Fund through a previous exchange involving shares on which a load was paid, you generally will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a load Fund.

   If you have a qualified trust, agency or custodian account with the trust department of Union Planters Bank or any of its affiliated or correspondent banks, and your Investor Shares are to be held in that account, you may exchange your Investor Shares for Sweep Shares or Institutional Shares of the same Fund without paying an exchange fee or sales charge. Sweep Shares and Institutional Shares are separate classes of shares of the Funds that represent interests in the same underlying pool of Fund assets but bear different fees and expenses.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2784, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Keep a minimum of $10,000 in the relevant Money Fund and $1,000 in the Fund whose shares you are buying.

   To change the Automatic Exchange instructions or to discontinue the feature, you should write to LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2784.

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege (including automatic exchanges) may be modified or eliminated at any time with 60 days notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If you purchase shares of a Fund by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds subject to any applicable sales charge. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

   DIVIDENDS AND DISTRIBUTIONS

   The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Income dividends on the Growth & Income Fund and the Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

   SHAREHOLDER INFORMATION


   TAXATION

   FEDERAL TAXES

   Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gain of a Fund will be taxable to you as such, regardless of how long you have held your shares. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by the Tax-Exempt Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the SAI. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, in the case of the Tax-Exempt Bond Fund and Money Market Fund, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted below, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is incorporated by reference in the Trust's SAI, which is available upon request. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Investors should note that the information presented in the table below relates to Institutional Shares of the Growth & Income Fund, the Intermediate Government Bond Fund, the Money Market Fund and the Tax-Exempt Bond Fund, not Investor Shares, because Investor Shares did not commence operations until September 1, 2000. Because Institutional Shares bore lower annual fund operating expenses during the periods shown than Investor Shares, total returns for Investor Shares would have been lower for each period shown.

   LEADER GROWTH & INCOME FUND -- INSTITUTIONAL SHARES

                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                             AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                2000          1999          1998          1997          1996
    NET ASSET VALUE -- BEGINNING OF PERIOD    $  30.37      $  23.46       $ 22.18       $ 16.42       $ 14.05
    ------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                       0.32          0.30          0.23          0.26          0.24
      Net realized and unrealized gains
        from investment transactions              4.75          7.53          1.72          6.12          2.39
    ------------------------------------------------------------------------------------------------------------
        Total income from investment
          operations                              5.07          7.83          1.95          6.38          2.63
    ------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                      (0.32)        (0.27)        (0.25)        (0.25)        (0.23)
      Net realized gain from investment
        transactions                             (0.15)        (0.65)        (0.42)        (0.37)        (0.03)
    ------------------------------------------------------------------------------------------------------------
        Total dividends and distributions        (0.47)        (0.92)        (0.67)        (0.62)        (0.26)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD          $  34.97      $  30.37       $ 23.46       $ 22.18       $ 16.42
    ------------------------------------------------------------------------------------------------------------
    Total return(1)                              16.80%        33.73%         8.84%        39.59%        18.77%
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)   $177,528      $145,919       $74,131       $70,276       $39,995
      Ratio of expenses to average net
        assets                                    0.82%         0.87%         0.99%         1.06%         1.27%
      Ratio of net investment income to
        average net assets                        0.99%         1.05%         0.96%         1.36%         1.56%
      Ratio of expenses to average net
        assets without fee waivers*               1.32%         1.37%         1.49%         1.56%         1.77%
      Ratio of net investment income to
        average net assets without fee
        waivers*                                  0.49%         0.55%         0.46%         0.86%         1.06%
      Portfolio turnover rate                       17%            9%           26%           17%           31%
    ------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.

 FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

   LEADER TAX-EXEMPT BOND FUND -- INSTITUTIONAL SHARES

                                                                       JULY 24,
                                                                        2000*
                                                                       THROUGH
                                                                      AUGUST 31,
                                                                         2000
    NET ASSET VALUE -- BEGINNING OF PERIOD                             $ 10.00
    ----------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                               0.05
      Net realized and unrealized gains (losses) from investment
        transactions                                                      0.07
    ----------------------------------------------------------------------------
        Total income from investment operations                           0.12
    ----------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                                              (0.05)
    ----------------------------------------------------------------------------
        Total dividends and distributions                                (0.05)
    ----------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                   $ 10.07
    ----------------------------------------------------------------------------
    Total return(1)                                                       1.16%(2)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                            $22,261
      Ratio of expenses to average net assets                             0.87%(3)
      Ratio of net investment income to average net assets                4.26%(3)
      Ratio of expenses to average net assets without fee
        waivers*                                                          1.32%(3)
      Ratio of net investment income to average net assets
        without fee waivers*                                              3.81%(3)
      Portfolio turnover rate                                                9%(3)
    ----------------------------------------------------------------------------

 * Commencement of operations.

(1) Total return excludes sales charges. Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(2) Not annualized.

(3) Annualized.

 FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

   LEADER INTERMEDIATE
   GOVERNMENT BOND FUND -- INSTITUTIONAL SHARES

                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                             AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                2000          1999          1998          1997          1996
    NET ASSET VALUE -- BEGINNING OF PERIOD    $  12.04       $ 13.00       $ 12.61       $ 12.43       $ 12.75
    ------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                       0.74          0.72          0.76          0.79          0.76
      Net realized and unrealized gains
        (losses) from investment
        transactions                             (0.07)        (0.96)         0.39          0.19         (0.32)
    ------------------------------------------------------------------------------------------------------------
        Total income from investment
          operations                              0.67         (0.24)         1.15          0.98          0.44
    ------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                      (0.74)        (0.72)        (0.76)        (0.79)        (0.76)
      In excess of net investment income            --            --         (0.01)           --            --
    ------------------------------------------------------------------------------------------------------------
        Total dividends and distributions        (0.74)        (0.72)        (0.76)        (0.80)        (0.76)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD          $  11.97       $ 12.04       $ 13.00       $ 12.61       $ 12.43
    ------------------------------------------------------------------------------------------------------------
    Total return(1)                               5.86%        (1.97)%        9.33%         7.96%         3.48%
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)   $131,101       $80,607       $72,614       $64,459       $56,764
      Ratio of expenses to average net
        assets                                    0.79%         0.82%         0.90%         0.96%         1.05%
      Ratio of net investment income to
        average net assets                        6.28%         5.69%         5.92%         6.15%         5.97%
      Ratio of expenses to average net
        assets without fee waivers*               1.14%         1.17%         1.25%         1.31%         1.40%
      Ratio of net investment income to
        average net assets without fee
        waivers*                                  5.93%         5.34%         5.57%         5.80%         5.62%
      Portfolio turnover rate                       14%           16%           32%           19%           20%
    ------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.

 FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

   LEADER MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                                                       JULY 7,
                                                                        YEAR            1999*
                                                                       ENDED           THROUGH
                                                                     AUGUST 31,       AUGUST 31,
                                                                        2000             1999
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $  1.000         $  1.000
    --------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                              0.055            0.007
    --------------------------------------------------------------------------------------------
        Total income from investment operations                          0.055            0.007
    --------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                                             (0.055)          (0.007)
    --------------------------------------------------------------------------------------------
        Total dividends and distributions                               (0.055)          (0.007)
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $  1.000         $  1.000
    --------------------------------------------------------------------------------------------
    Total return(1)                                                       5.60%            0.67%(2)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $276,186         $166,335
      Ratio of expenses to average net assets                             0.51%            0.51%(3)
      Ratio of net investment income to average net assets                5.50%            4.35%(3)
      Ratio of expenses to average net assets without fee
        waivers**                                                         1.02%            1.02%(3)
      Ratio of net investment income to average net assets
        without fee waivers**                                             4.99%            3.84%(3)
    --------------------------------------------------------------------------------------------

*  Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the Adviser, Distributor, and administrator not reduced or waived certain expenses, total returns would have been lower.

(2)  Not annualized.

(3)  Annualized.

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

The following additional information regarding LEADER Mutual Funds (formerly "Magna Funds") is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds or by contacting the Funds directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2784

                            TELEPHONE: 1-800-219-4182

You can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. You can get copies:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, by calling the SEC at 1-202-942-8090, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the SEC's Website at http://www.sec.gov.

Investment Company Act file no. 811-8494